Employee Stock Options (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Options
Outstanding - Beginning Balance	2,280,000	2,232,500	2,232,500
Exercisable - Beginning Balance	2,280,000	2,232,500	2,232,500
Granted	50,000	0
Cancelled or Expired	0	0
Outstanding - Ending Balance	2,330,000	2,232,500	2,280,000	2,232,500
Exercisable - Ending Balance	2,280,000	2,232,500	2,280,000	2,232,500
Weighted Average Exercise Price per Share
Outstanding - Beginning Balance	$ 0.72	$ 1.36	$ 1.36
Exercisable - Beginning Balance	0.72	1.36	1.36
Granted	1.06	0
Cancelled or Expired	0	0
Outstanding - Ending Balance	0.73	1.36	0.72	$ 1.36
Exercisable - Ending Balance	$ 0.72	$ 1.36	$ 0.72	$ 1.36
Weighted Average Contractual Life in Years
Outstanding	3 years 2 months 16 days	4 years 1 month 2 days
Exercisable	3 years 2 months 8 days	4 years 1 month 2 days
Aggregate Intrinsic Value
Exercisable - Beginning Balance	$ 0
Exercisable - Ending Balance	$ 1,132,500
Stock option [Member]
Number of Options
Outstanding - Beginning Balance	13,990,000	7,945,000	7,945,000	442,500
Exercisable - Beginning Balance	13,610,000	7,627,500	7,627,500	407,500
Granted	130,000	100,000	11,560,000	7,510,000
Cancelled or Expired	(50,000)		(5,515,000)	(7,500)
Outstanding - Ending Balance	14,070,000	8,045,000	13,990,000	7,945,000	442,500
Exercisable - Ending Balance	13,700,000	7,677,500	13,610,000	7,627,500	407,500
Weighted Average Exercise Price per Share
Outstanding - Beginning Balance	$ 0.61	$ 1.38	$ 1.38	$ 5.81
Exercisable - Beginning Balance	0.59	1.35	1.35	5.57
Granted	1.06	1.00	0.82	1.12
Cancelled or Expired	0.90	0	1.37	4.18
Outstanding - Ending Balance	0.61	1.37	0.61	1.38	$ 5.81
Exercisable - Ending Balance	$ 0.60	$ 1.36	$ 0.59	$ 1.35	$ 5.57
Weighted Average Contractual Life in Years
Outstanding	2 years 11 months 1 day	3 years 3 months 8 days	3 years 1 month 24 days	3 years 6 months	1 year 8 months 19 days
Exercisable	2 years 10 months 28 days	3 years 2 months 30 days	3 years 1 month 27 days	3 years 6 months	1 year 7 months 24 days
Aggregate Intrinsic Value
Exercisable - Beginning Balance	$ 0	$ 0	$ 0		$ 0
Exercisable - Ending Balance	$ 6,340,000	$ 0